Benefit Plans, Fair Value and Other Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 43,407
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Maximum amount employer matches of employees eligible contribution (in hundredths)	25.00%
Maximum contribution per employee that is eligible for company matching (in hundredths)	6.00%
Employers matching contribution [Line Items]
Employers matching contributions	393	344	330
Core Metals [Member]
Employers matching contribution [Line Items]
Employers matching contributions	71	95	102
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		494
Real Estate Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,033
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50,500	20,129
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	637	494
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Real Estate Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,203	1,033
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		23,278
Significant Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Significant Observable Inputs (Level 2) [Member] | Real Estate Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Domestic Equity Mutual Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5,097
Domestic Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,563	5,097
Domestic Equity Mutual Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
International Equity Mutual Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,252
International Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,890	4,252
International Equity Mutual Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Comingled Domestic Equity Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,968
Comingled Domestic Equity Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,036	0
Comingled Domestic Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,968
Commingled International Equity Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,111
Commingled International Equity Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,255	0
Commingled International Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,111
Fixed Income Mutual Funds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9,253
Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,059	9,253
Fixed Income Mutual Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Commingled Fixed Income Funds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		11,199
Commingled Fixed Income Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,857	0
Commingled Fixed Income Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 11,199